ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Cash and cash equivalents [Abstract]
Maximum period of original maturities of investments to be considered equivalent to cash (in months)	3M
Other Investments [Abstract]
Number of long-term investments in shares which are not publicly traded	1
Impairment of long-lived assets [Abstract]
Number of impaired single-hull vessels		6
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25